Taxation - Reconciliation of differences between statutory income tax rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%
Permanent differences	(12.60%)	2.60%
Change in valuation allowance	(9.90%)	(18.00%)	(25.00%)
Effect of preferential tax rate	(1.10%)	(8.20%)
Effect of different tax rates in other jurisdictions (offshore entities)	(1.40%)	(1.40%)
Change in impairment of intangible assets	(3.30%)
Others	0.00%		(0.60%)
Effective income tax rate	(3.30%)		(0.60%)